Inventories (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories [Line Items]
Cost of inventories recognised as expense during period	$ 1,243.4	$ 1,288.4
Write-downs (recovery) of cost of sales	4.1	2.9
Manitoba [Member]
Inventories [Line Items]
Cost of inventories recognised as expense during period	25.6
Peru [Member]
Inventories [Line Items]
Cost of inventories recognised as expense during period	13.0
Copper concentrate and stockpile inventory [Member]
Inventories [Line Items]
Write-downs (recovery) of cost of sales	0.0	0.2
Non-current inventory supplies [Member]
Inventories [Line Items]
Write-downs (recovery) of cost of sales	$ 4.1	$ 2.7